Supplement to the

Fidelity® Select Portfolios®

Air Transportation Portfolio (FSAIX), Automotive Portfolio (FSAVX), Banking Portfolio (FSRBX), Biotechnology Portfolio (FBIOX), Brokerage and Investment Management Portfolio (FSLBX), Chemicals Portfolio (FSCHX), Communications Equipment Portfolio (FSDCX), Computers Portfolio (FDCPX), Construction and Housing Portfolio (FSHOX), Consumer Discretionary Portfolio (FSCPX), Consumer Finance Portfolio (FSVLX), Consumer Staples Portfolio (FDFAX), Defense and Aerospace Portfolio (FSDAX), Electronics Portfolio (FSELX), Energy Portfolio (FSENX), Energy Service Portfolio (FSESX), Environment and Alternative Energy Portfolio (FSLEX), Financial Services Portfolio (FIDSX), Gold Portfolio (FSAGX), Health Care Portfolio (FSPHX), Industrial Equipment Portfolio (FSCGX), Industrials Portfolio (FCYIX), Insurance Portfolio (FSPCX), IT Services Portfolio (FBSOX), Leisure Portfolio (FDLSX), Materials Portfolio (FSDPX), Medical Delivery Portfolio (FSHCX), Medical Equipment and Systems Portfolio (FSMEX), Multimedia Portfolio (FBMPX), Natural Gas Portfolio (FSNGX), Natural Resources Portfolio (FNARX), Pharmaceuticals Portfolio (FPHAX), Retailing Portfolio (FSRPX), Software and Computer Services Portfolio (FSCSX), Technology Portfolio (FSPTX), Telecommunications Portfolio (FSTCX), Transportation Portfolio (FSRFX), Utilities Portfolio (FSUTX), and Wireless Portfolio (FWRLX)

Consumer Staples Portfolio is a Class of shares of Consumer Staples Portfolio; Gold Portfolio is a Class of shares of Gold Portfolio; Materials Portfolio is a Class of shares of Materials Portfolio; and Telecommunications Portfolio is a Class of shares of Telecommunications Portfolio

Funds of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 52.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013 (or as of March 31, 2014 for Mr. Hogan, Trustee as of March 18, 2014).

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Brian B. Hogan

Air Transportation Portfolio	none

Automotive Portfolio	none

Banking Portfolio	none

Biotechnology Portfolio	over $100,000

Brokerage and Investment Management Portfolio	none

Chemicals Portfolio	none

Communications Equipment Portfolio	none

Computers Portfolio	none

Construction and Housing Portfolio	none

Consumer Discretionary Portfolio	none

Consumer Finance Portfolio	none

Consumer Staples Portfolio	none

Defense and Aerospace Portfolio	over $100,000

Electronics Portfolio	none

Energy Portfolio	none

Energy Service Portfolio	over $100,000

Environment and Alternative Energy Portfolio	none

Financial Services Portfolio	none

Gold Portfolio	over $100,000

Health Care Portfolio	over $100,000

Industrial Equipment Portfolio	none

Industrials Portfolio	over $100,000

Insurance Portfolio	none

IT Services Portfolio	none

Leisure Portfolio	none

Materials Portfolio	$10,001 - $50,000

Medical Delivery Portfolio	none

Medical Equipment and Systems Portfolio	$50,001 - $100,000

Multimedia Portfolio	none

Natural Gas Portfolio	over $100,000

Natural Resources Portfolio	none

Pharmaceuticals Portfolio	over $100,000

Retailing Portfolio	none

Software and Computer Services Portfolio	none

Technology Portfolio	over $100,000

Telecommunications Portfolio	$10,001 - $50,000

Transportation Portfolio	none

Utilities Portfolio	$10,001 - $50,000

Wireless Portfolio	none

AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000

Independent Trustees

DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	David A. Rosow	Garnett A. Smith	William S. Stavropoulos	Michael E. Wiley
Air Transportation Portfolio	none	none	none	none	none
Automotive Portfolio	none	none	none	none	none
Banking Portfolio	none	none	none	none	none
Biotechnology Portfolio	none	over $100,000	none	none	over $100,000
Brokerage and Investment Management Portfolio	none	none	none	none	none
Chemicals Portfolio	none	none	none	none	$10,001 - $50,000
Communications Equipment Portfolio	none	none	none	none	none
Computers Portfolio	none	$10,001 - $50,000	none	none	none
Construction and Housing Portfolio	none	over $100,000	none	none	none
Consumer Discretionary Portfolio	none	$50,001 - $100,000	none	none	none
Consumer Finance Portfolio	none	$10,001 - $50,000	none	none	none
Consumer Staples Portfolio	none	$50,001 - $100,000	none	none	none
Defense and Aerospace Portfolio	none	none	none	none	none
Electronics Portfolio	none	none	none	none	none
Energy Portfolio	none	$10,001 - $50,000	none	none	none
Energy Service Portfolio	none	none	none	none	none
Environment and Alternative Energy Portfolio	none	none	none	none	none
Financial Services Portfolio	none	$10,001 - $50,000	none	none	none
Gold Portfolio	none	none	none	none	none
Health Care Portfolio	none	$50,001 - $100,000	$10,001 - $50,000	none	none
Industrial Equipment Portfolio	none	none	none	none	none
Industrials Portfolio	none	$10,001 - $50,000	none	none	$10,001 - $50,000
Insurance Portfolio	none	$10,001 - $50,000	none	none	$10,001 - $50,000
IT Services Portfolio	none	$10,001 - $50,000	none	none	$10,001 - $50,000
Leisure Portfolio	none	none	none	none	none
Materials Portfolio	none	$10,001 - $50,000	none	none	none
Medical Delivery Portfolio	none	none	none	none	none
Medical Equipment and Systems Portfolio	none	$10,001 - $50,000	none	none	none
Multimedia Portfolio	none	$50,001 - $100,000	none	none	none
Natural Gas Portfolio	none	none	none	none	none
Natural Resources Portfolio	none	none	none	none	none
Pharmaceuticals Portfolio	none	none	none	none	$10,001 - $50,000
Retailing Portfolio	none	none	none	none	none
Software and Computer Services Portfolio	none	none	none	none	none
Technology Portfolio	none	none	none	none	none
Telecommunications Portfolio	none	none	none	none	none
Transportation Portfolio	none	none	none	none	none
Utilities Portfolio	none	none	none	none	none
Wireless Portfolio	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	$10,001 - $50,000	over $100,000	over $100,000

Colin Anderson has replaced Ali Khan as portfolio manager of Communications Equipment Portfolio.

The following information supplements information found in the "Management Contracts" section beginning on page 62.

The following table provides information relating to other accounts managed by Mr. Anderson as of October 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 266	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Communications Equipment Portfolio ($252 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of October 31, 2014
Colin Anderson	Communications Equipment Portfolio	$10,001-$50,000

Peter Dixon has replaced Gordon Scott as the portfolio manager of Consumer Discretionary Portfolio.

The following information supplements similar information found in the "Management Contracts" section beginning on page 62.

The following table provides information relating to other accounts managed by Mr. Dixon as of July 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 3,116	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 474	none	none

* Includes Consumer Discretionary Portfolio ($779 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2014
Peter Dixon	Consumer Discretionary Portfolio	none

Kevin Walenta has replaced Anna Davydova as the portfolio manager of Environment and Alternative Energy Portfolio.

The following information replaces similar information found in the "Management Contracts" section beginning on page 62.

The following table provides information relating to other accounts managed by Mr. Walenta as of November 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 90	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Environment and Alternative Energy Portfolio ($90 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of November 30, 2014
Kevin Walenta	Environment and Alternative Energy Portfolio	none

Deena Friedman has replaced Peter Dixon as portfolio manager of Retailing Portfolio.

The following information supplements similar information found in the "Management Contracts" section beginning on page 62.

The following table provides information relating to other accounts managed by Ms. Friedman as of July 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 753	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Retailing Portfolio ($753 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2014
Deena Friedman	Retailing Portfolio	$10,001-$50,000

Ali Khan has replaced Brian Lempel as portfolio manager of Software and Computer Services Portfolio.

The following information supplements similar information found in the "Management Contracts" section beginning on page 62.

The following table provides information relating to other accounts managed by Mr. Khan as of July 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,286	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Software and Computer Services Portfolio ($3,011 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2014
Ali Khan	Software and Computer Services Portfolio	$10,001-$50,000
SELB-15-02  February 13, 2015
1.475630.184

Supplement to the
Fidelity® Select Portfolios®
Consumer Discretionary Sector
April 29, 2014
Prospectus

The following information replaces similar information for Consumer Discretionary Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 10.

Peter Dixon (portfolio manager) has managed the fund since July 2014.

The following information replaces similar information for Retailing Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 19.

Deena Friedman (portfolio manager) has managed the fund since July 2014.

The following information replaces the biographical information for Gordon Scott found in the "Fund Management" section on page 30.

Peter Dixon is portfolio manager of Consumer Discretionary Portfolio, which he has managed since July 2014. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dixon has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Peter Dixon for Retailing Portfolio found in the "Fund Management" section on page 30.

Deena Friedman is portfolio manager of Retailing Portfolio, which she has managed since July 2014. Since joining Fidelity Investments in 2006, Ms. Friedman has worked as a research analyst and portfolio manager.

SELCON-15-01  February 13, 2015
1.913699.112

Supplement to the
Fidelity® Select Portfolios®
Information Technology Sector
April 29, 2014
Prospectus

Brian Lempel no longer serves as portfolio manager of Software and Computer Services Portfolio.

The following information replaces similar information for Communications Equipment Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Colin Anderson (portfolio manager) has managed the fund since October 2014.

The following information replaces similar information for Software and Computer Services Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 16.

Ali Khan (portfolio manager) has managed the fund since July 2014.

The following information replaces the biographical information for Ali Khan found in the "Fund Services" section under the heading "Fund Management" on page 30.

Ali Khan is portfolio manager of Software and Computer Services Portfolio, which he has managed since July 2014. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Khan has worked as an equity research associate and portfolio manager.

The following information supplements the biographical information found in the "Fund Services" section under the heading "Fund Management" on page 30.

Colin Anderson is portfolio manager of Communications Equipment Portfolio, which he has managed since October 2014. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Anderson has worked as a research associate, research analyst, and portfolio manager.

SELTEC-15-01  February 13, 2015
1.918659.109